Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

A.	Basis of presentation

The accompanying condensed interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial information included therein. These condensed interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company's Annual Report on Form 20-F for the year ended December 31, 2025. The significant accounting policies applied in the Company’s audited consolidated financial statements for the year ended December 31, 2025, and notes thereto included in the Company's Annual Report are applied consistently in these unaudited condensed interim consolidated financial statements. Results for the interim period presented are not necessarily indicative of the results expected for the full year.

In preparing the Company's condensed interim consolidated financial statements, management considered the impact of the ongoing geopolitical conflicts in the Middle East, including the hostilities involving Israel, Iran, Hamas and Hezbollah. Although ceasefire arrangements were reached in certain areas, regional tensions continue. Any armed conflicts or political instability in the region could adversely affect the Company's business conditions and results of operations. As of and for the six months ended June 30, 2026, the impact of these events on the Company's results of operations and financial condition was not material.

B.	Estimates and assumptions

The preparation of the condensed interim consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the condensed interim consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include credit loss, income taxes, impairment of inventories, capitalized software costs and the assumptions used to estimate the fair value of share-based compensation.

C.	Fair Value Measurements

The Company's financial instruments consist mainly of cash and cash equivalents, bank deposit, marketable securities, trade and other receivables trade accounts payable and other payable. The carrying amounts of these financial instruments, except for marketable securities, approximate their fair value because of the short maturity of these investments. The fair value of marketable securities is presented in Note 3 to these condensed interim consolidated financial statements. Assets held for severance benefits are recorded at their current cash redemption value.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

D.	Basic earnings (loss) and diluted earnings (loss) per share

Basic earnings (loss) per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding and vested RSU’s (net of treasury shares). Diluted earnings (loss) per ordinary share calculation is similar to basic earnings (loss) per ordinary share except that the weighted average of ordinary shares outstanding is increased to include outstanding potential ordinary shares during the period if dilutive. Potential ordinary shares arise from stock options and unvested RSUs, and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted earnings (loss) per ordinary share for the periods indicated.

	Six-month period ended June 30,
	2026	2025
Net loss attributable to ordinary shares
(US$ thousands)	(4,454)	(6,143)

Weighted average number of ordinary shares outstanding used in basic and diluted loss per ordinary share calculation	5,709,762	5,707,210

Basic and diluted loss per ordinary shares (US$)	(0.780)	(1.076)

Weighted average number of shares related to options
and RSUs excluded from the diluted loss per share
calculation because of anti-dilutive effect	676,914	420,326

E.	Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03 “Income Statement: Reporting Comprehensive Income Expense Disaggregation Disclosures,” The standard requires more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation, amortization, and depletion) included in certain expense captions presented on the face of the income statement, as well as disclosures about selling expenses. The standard is effective for fiscal years beginning after December 15, 2026, and interim periods within years beginning after December 15, 2027. The Company is currently evaluating the impact of ASU 2024-03 on its consolidated financial statements.